Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 649	$ 665
Allowance for doubtful accounts	(21)	(29)	$ (35)
Accounts receivable, net	628	636
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	292	298
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 357	$ 367